INCOME TAXES - Components of Deferred Income Tax Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets
Beginning balance	$ 464.5
Ending balance	777.7	$ 464.5
Non-capital loss and interest carry forwards
Deferred income tax assets
Beginning balance	128.5
Beginning balance	128.5	456.3
Discontinued operations	(30.0)
Acquisitions via business combinations	0.0	0.0
Foreign exchange	(2.3)	14.9
Recognized in net income (loss)	59.7	(342.7)
Recognized in other comprehensive income (loss)	0.0	0.0
Ending balance		128.5
Ending balance	155.9	128.5
Landfill closures and post-closure obligations
Deferred income tax assets
Beginning balance	293.0
Beginning balance	293.0	214.7
Discontinued operations	0.0
Acquisitions via business combinations	3.8	4.0
Foreign exchange	(12.0)	17.6
Recognized in net income (loss)	7.8	56.7
Recognized in other comprehensive income (loss)	0.0	0.0
Ending balance		293.0
Ending balance	292.6	293.0
Investment in associates and joint ventures
Deferred income tax assets
Beginning balance	466.0	0.0
Acquisitions via business combinations		0.0
Foreign exchange		0.0
Recognized in net income (loss)		466.0
Recognized in other comprehensive income (loss)		0.0
Ending balance		466.0
Accrued liabilities
Deferred income tax assets
Beginning balance	26.1
Beginning balance	26.1	49.5
Discontinued operations	0.0
Acquisitions via business combinations	0.0	0.0
Foreign exchange	(1.5)	0.4
Recognized in net income (loss)	28.9	(23.8)
Recognized in other comprehensive income (loss)	0.0	0.0
Ending balance		26.1
Ending balance	53.5	26.1
Cash flow hedges
Deferred income tax assets
Beginning balance	23.2
Beginning balance	23.2	5.6
Discontinued operations	0.0
Acquisitions via business combinations	0.0	0.0
Foreign exchange	0.0	0.0
Recognized in net income (loss)	(19.1)	0.0
Recognized in other comprehensive income (loss)	0.5	17.6
Ending balance		23.2
Ending balance	4.6	23.2
Leases
Deferred income tax assets
Beginning balance	113.5
Beginning balance	113.5	66.5
Discontinued operations	(14.4)
Acquisitions via business combinations	1.2	0.8
Foreign exchange	(2.0)	0.0
Recognized in net income (loss)	(9.3)	46.2
Recognized in other comprehensive income (loss)	0.0	0.0
Ending balance		113.5
Ending balance	89.0	113.5
Other
Deferred income tax assets
Beginning balance	145.9
Beginning balance	145.9	49.8
Discontinued operations	(6.3)
Acquisitions via business combinations	3.5	2.1
Foreign exchange	8.4	14.6
Recognized in net income (loss)	(90.6)	79.5
Recognized in other comprehensive income (loss)	(4.6)	(0.1)
Ending balance		145.9
Ending balance	56.3	145.9
Deferred income tax assets
Deferred income tax assets
Beginning balance	730.2
Beginning balance	1,196.2	842.4
Discontinued operations	(50.7)
Acquisitions via business combinations	8.5	6.9
Foreign exchange	(9.4)	47.5
Recognized in net income (loss)	(22.6)	281.9
Recognized in other comprehensive income (loss)	(4.1)	17.5
Ending balance		1,196.2
Ending balance	$ 651.9	$ 730.2